Subordinated liabilities - HSBC's subsidiaries subordinated liabilities: subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,711,852	$ 2,642,569
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	36,431	31,926
HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,154	6,094
HSBC Subsidiaries | Other subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	46	55
HSBC Subsidiaries | Additional tier 1 securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,672	1,584
HSBC Subsidiaries | Tier 2 securities | HSBC Bank plc
Disclosure of financial liabilities [line items]
Financial liabilities	764	2,427
HSBC Subsidiaries | Tier 2 securities | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of financial liabilities [line items]
Financial liabilities	0	400
HSBC Subsidiaries | Tier 2 securities | HSBC Bank USA Inc
Disclosure of financial liabilities [line items]
Financial liabilities	223	223
HSBC Subsidiaries | Tier 2 securities | HSBC Bank USA, N.A.
Disclosure of financial liabilities [line items]
Financial liabilities	1,449	1,405
HSBC Subsidiaries | Tier 2 securities | HSBC Bank Canada
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	143,843	127,985
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	32,888	26,427
HSBC Holdings | Subordinated liabilities | Amounts owed to third parties
Disclosure of financial liabilities [line items]
Financial liabilities	31,975	25,527
HSBC Holdings | Subordinated liabilities | Amounts owed to HSBC undertakings
Disclosure of financial liabilities [line items]
Financial liabilities	$ 913	$ 900